Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.9%
	BASIC MATERIALS — 1.2%
2,578	Celanese Corp.	$325,756
3,306	Dow, Inc.	180,375
		506,131
	COMMUNICATIONS — 14.0%
8,708	Alphabet, Inc. - Class A*	1,185,768
2,086	Alphabet, Inc. - Class C*	286,512
8,245	Amazon.com, Inc.*	1,137,892
4,939	Cisco Systems, Inc.	283,252
3,211	Meta Platforms, Inc. - Class A*	950,103
889	Netflix, Inc.*	385,541
1,492	Nice Ltd. - ADR*,1	290,642
1,646	Palo Alto Networks, Inc.*	400,472
2,404	T-Mobile US, Inc.*	327,545
5,674	Uber Technologies, Inc.*	267,983
1,955	Zillow Group, Inc. - Class A*	99,549
		5,615,259
	CONSUMER, CYCLICAL — 10.3%
3,814	BJ's Wholesale Club Holdings, Inc.*	257,025
2,077	Home Depot, Inc.	686,033
1,646	Marriott International, Inc. - Class A	334,978
1,123	McDonald's Corp.	315,731
5,153	MGM Resorts International	226,629
2,227	NIKE, Inc. - Class B	226,508
2,535	PACCAR, Inc.	208,605
4,880	PulteGroup, Inc.	400,453
2,573	Royal Caribbean Cruises Ltd.*,1	254,573
2,395	Tesla, Inc.*	618,102
3,778	Wabash National Corp.	85,194
3,254	Walmart, Inc.	529,133
		4,142,964
	CONSUMER, NON-CYCLICAL — 21.8%
3,079	Abbott Laboratories	316,829
2,286	AbbVie, Inc.	335,951
1,397	Amgen, Inc.	358,107
878	Automatic Data Processing, Inc.	223,548
0

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
4,041	Bristol-Myers Squibb Co.	$249,128
1,273	Church & Dwight Co., Inc.	123,188
789	Cintas Corp.	397,790
2,938	CVS Health Corp.	191,469
912	Danaher Corp.	241,680
1,086	DaVita, Inc.*	111,228
1,719	elf Beauty, Inc.*	238,442
957	Eli Lilly & Co.	530,369
1,279	Exact Sciences Corp.*	107,014
2,463	Gilead Sciences, Inc.	188,370
2,286	Hershey Co.	491,170
1,374	Hologic, Inc.*	102,693
2,831	Johnson & Johnson	457,716
4,893	Kraft Heinz Co.	161,909
1,138	Laboratory Corp. of America Holdings	236,818
817	Molina Healthcare, Inc.*	253,368
932	Moody's Corp.	313,898
3,306	PepsiCo, Inc.	588,204
5,261	Pfizer, Inc.	186,134
5,248	Procter & Gamble Co.	809,976
971	Stryker Corp.	275,327
603	Thermo Fisher Scientific, Inc.	335,931
1,601	UnitedHealth Group, Inc.	763,005
1,374	Zimmer Biomet Holdings, Inc.	163,671
		8,752,933
	ENERGY — 4.4%
4,631	Chevron Corp.	746,054
5,094	ConocoPhillips	606,339
10,236	Marathon Oil Corp.	269,719
2,594	Schlumberger N.V.[1]	152,942
		1,775,054
	FINANCIAL — 10.6%
2,926	American Express Co.	462,279
1,175	Ameriprise Financial, Inc.	396,657
12,463	Bank of America Corp.	357,314
279	BlackRock, Inc.	195,451

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
5,130	Hartford Financial Services Group, Inc.	$368,437
3,837	JPMorgan Chase & Co.	561,468
2,998	Marsh & McLennan Cos., Inc.	584,580
5,474	MetLife, Inc.	346,723
1,719	Mid-America Apartment Communities, Inc. - REIT	249,650
925	PNC Financial Services Group, Inc.	111,675
1,837	Prologis, Inc. - REIT	228,155
3,542	Truist Financial Corp.	108,208
2,299	W R Berkley Corp.	142,216
1,860	Wintrust Financial Corp.	144,355
		4,257,168
	INDUSTRIAL — 9.3%
794	Atkore, Inc.*	122,252
2,250	Caterpillar, Inc.	632,542
667	Deere & Co.	274,097
1,397	EMCOR Group, Inc.	313,277
884	Fabrinet*,1	142,121
8,908	Graphic Packaging Holding Co.	198,114
1,932	Honeywell International, Inc.	363,100
2,844	Jabil, Inc.	325,410
1,256	Owens Corning	180,751
2,689	Republic Services, Inc.	387,566
635	Rockwell Automation, Inc.	198,171
2,440	RTX Corp.	209,938
1,646	Tetra Tech, Inc.	258,998
2,963	Vertiv Holdings Co.	116,713
		3,723,050
	TECHNOLOGY — 25.6%
1,556	Accenture PLC - Class A1	503,786
2,831	Advanced Micro Devices, Inc.*	299,293
610	ANSYS, Inc.*	194,511
9,062	Apple, Inc.	1,702,478
3,175	Applied Materials, Inc.	485,013
903	CACI International, Inc. - Class A*	296,193
1,469	Cadence Design Systems, Inc.*	353,206
1,919	Fiserv, Inc.*	232,948

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,969	Fortinet, Inc.*	$238,974
617	Intuit, Inc.	334,297
1,610	Manhattan Associates, Inc.*	326,218
1,199	Maximus, Inc.	96,903
2,404	Microchip Technology, Inc.	196,743
4,552	Microsoft Corp.	1,491,964
821	MongoDB, Inc.*	313,047
3,234	NVIDIA Corp.	1,596,141
2,771	Oracle Corp.	333,601
6,468	Pure Storage, Inc.*	236,664
2,381	Smartsheet, Inc. - Class A*	99,359
1,442	Synopsys, Inc.*	661,719
1,706	Texas Instruments, Inc.	286,710
		10,279,768
	UTILITIES — 2.7%
5,851	American Electric Power Co., Inc.	458,718
3,504	NextEra Energy, Inc.	234,067
3,139	Portland General Electric Co.	137,677
3,946	Southern Co.	267,263
		1,097,725
	TOTAL COMMON STOCKS
	(Cost $31,918,974)	40,150,052

Units/ Principal Amount
	SHORT-TERM INVESTMENTS — 0.0%
$23,098	UMB Bank Demand Deposit, 0.01% [2]	23,098
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $23,098)	23,098
	TOTAL INVESTMENTS — 99.9%
	(Cost $31,942,072)	40,173,150
	Other Assets in Excess of Liabilities — 0.1%	21,733
	TOTAL NET ASSETS — 100.0%	$40,194,883

ADR	— American Depository Receipt
PLC	— Public Limited Company

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
4